Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Net Carrying Value for each Class of Leasing Assets [text block table]	Net Carrying Value of Leasing Assets Held under finance leases
in € m.	Dec 31, 2018	Dec 31, 2017
Land and buildings	28	14
Furniture and equipment	0	4
Other	0	0
Net carrying value	28	18

Future Minimum Lease Payments (Finance Leases) [text block table]

Future Minimum Lease Payments Required under the Group’s Finance Leases

in € m.	Dec 31, 2018	Dec 31, 2017
Future minimum lease payments:
Not later than one year	19	8
Later than one year and not later than five years	34	20
Later than five years	65	70
Total future minimum lease payments	118	98
Less: Future interest charges	91	70
Present value of finance lease commitments	27	28
Future minimum lease payments to be received	5	0
Contingent rent recognized in the income statement¹	0	0

[1] The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.

Future Minimum Lease Payments (Operating Leases) [text block table]

Future Minimum Lease Payments Required under the Group’s Operating Leases

in € m.	Dec 31, 2018	Dec 31, 2017
Future minimum rental payments:
Not later than one year	707	684
Later than one year and not later than five years	2,077	1,979
Later than five years	3,480	1,901
Total future minimum rental payments	6,264	4,564
Less: Future minimum rentals to be received	20	58
Net future minimum rental payments	6,244	4,506